LIQUIDITY AND GOING CONCERN (Details Narrative)	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,028,299	$ 1,404,862	$ 455,890
Working capital deficit		$ 4,525,551